Employee Benefits and Share Option Plans - Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Economic Interest rate	2.70%	2.70%
IPO price per ordinary share	$ 19.00	$ 19.00
Number of years used to calculate expected stock price volatility		3 years
Expected unit life		3 years	3 years	3 years
Number of years used to estimate forfeitures		3 years
Share based compensation expense	$ 4.5	$ 0.7	$ 1.2	$ 2.5
Contribution percentage of employee eligible compensation		100.00%
Matching contributions to vest period		5 years
Forfeited contributions utilized		0.1	0.2	0.2
Recorded expenses related to 401k plan and SERP		2.8	2.6	2.7
Discount rates used in net periodic benefit cost calculation		4.70%	5.50%	6.00%
Amortization period of actuarial gain		18 years 10 months 10 days
First 3% of Each Participant's Contributions
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percent		100.00%
Defined contribution plan, percentage of employee contribution		3.00%
Next 4% - 10% of Each Participants Contribution
Defined Benefit Plan Disclosure [Line Items]
Employer matching contribution percent		50.00%
Next 4% - 10% of Each Participants Contribution | Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, percentage of employee contribution		4.00%
Next 4% - 10% of Each Participants Contribution | Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan, percentage of employee contribution		10.00%
Supplemental Executive Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Deferred compensation amount under Supplemental Executive retirement Plan	0.4	0.4	0.7
Shipboard Retirement Plan
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation included in accrued expenses and other liabilities	0.7	0.7	1.0
Projected benefit obligation included in other long-term liabilities	15.5	15.5	12.3
Former Chief Executive Officer
Defined Benefit Plan Disclosure [Line Items]
Remaining severance liability	15.0	15.0
Time Based Units
Defined Benefit Plan Disclosure [Line Items]
Percentage of profit interests granted to senior management		50.00%
Share based payment award, award vesting period		5 years
Aggregate fair value for the profits interests	8.6	8.6
Unrecognized compensation expense	0.6	0.6
Performance-Based Units
Defined Benefit Plan Disclosure [Line Items]
Percentage of profit interests granted to senior management		50.00%
Aggregate fair value for the profits interests	$ 13.8	$ 13.8